Income Tax Expense (Tables)	6 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of Components of Income Tax Expense Benefit and Deferred Tax Assets and Liabilities

This note provides an analysis of the Group’s income tax expense (benefit), the amounts are recognized directly in equity and how the tax expense (benefit) is affected by non-assessable and non-deductible items. It also explains significant estimates made in relation to the Group’s tax position.

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. Dollars)	2022	2022	2021	2020
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$(27,864,014)	$(51,860,307)	$(13,444,392)	$(13,430,174)
Tax at the Australian tax rate of 30% (2022: 25%)	(8,359,204)	(12,965,077)	(3,495,542)	(3,693,298)
Tax effect of amounts which are not tax deductible (taxable) in calculating taxable income:
Impairment of goodwill	—	—	—	—
Share based payments	1,087,931	3,153,550	1,152,043	1,393,333
Income inclusion – Scientific Research and Experimental Development (“SRED”)	104,079	49,458	—	—
Unrealized foreign exchange gain	(7,459)	38,172	—	—
Gain on acquisition of PUREgraphite LLC	—	—	—	—
Share of results of joint venture	—	—	—	—
Borrowing costs	7,524	13,107	8,078	573,442
Other non-deductible amounts	68,801	727,362	41,930	—
Other non-assessable amounts	—	3,099	(29,054)	(104,823)
Difference in overseas tax rate	670,144	(560,684)	(34,381)	258,472
Adjustments for current tax of prior periods	(292,141)	—	(69,263)	—
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	6,720,325	9,541,013	2,426,189	1,572,874
Income tax expense / (benefit)	$—	$—	$—	$—
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	$82,326,319	$85,249,412	$29,859,509	$16,008,098
Potential tax benefit	$24,697,896	$21,312,383	$7,763,472	$4,402,227
(c) Tax expense (income) recognised directly in equity
Aggregate current and deferred tax arising in the reporting period and not recognized in net profit or loss or other comprehensive income but directly debited or credited to equity:
Deferred tax: Share issue costs	—	—	—	—

	At December 31,	Restated At June 30,
(in U.S. dollars)	2022	2022	2021
(d) Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	$24,697,896	$21,312,353	$7,464,877
Exploration and evaluation assets	522,068	545,211	698,209
Business capital costs	2,143,430	1,733,648	1,158,716
Intangible assets & property, plant and equipment	—	—	—
Loss on equity investment securities	4,759,740	2,055,471	—
Right of use asset	79,151	58,650	196,284
Unrealized exchange loss on borrowings	433,514	213,791	23,319
Accrued expenses	307,811	468,644	238,363
Other	19,686	330,510	302,081
Total deferred tax assets	32,963,296	26,718,278	10,081,849
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,913,574)	(1,495,735)	(1,012,471)
Deferred tax assets not recognized	(30,049,722)	(25,222,543)	(9,069,378)
Net deferred tax assets	$—	$—	$—
(e) Deferred tax liabilities
The balance comprises temporary differences attributable to:
Prepayments	$(215,967)	$—	$(123,659)
Property, plant and equipment	(2,031,711)	(1,144,588)	(888,812)
Unrealized exchange loss on borrowings	(665,896)	(351,147)	—
Total deferred tax liabilities	(2,913,574)	(1,495,735)	(1,012,471)
Set-off of deferred tax liabilities pursuant to set-off provisions	2,913,574	1,495,735	1,012,471
Net deferred tax liabilities	$—	$—	$—